Schedule of share options outstanding (Details) - shares	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023	Mar. 31, 2025		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Opening Balance		1,173,947	1,525,621		1,173,947	868,436
Total granted during the period			1,247,810		890,729	390,373	868,436
Total forfeited/expired during the period	(16,193)	(16,193)	(77,500)		(211,913)	(84,862)
Exercised during the period			196,994		327,142
Closing Balance			2,498,937		1,525,621	1,173,947	868,436
Total exercised during the period			(196,994)		(327,142)
Share options [member]
IfrsStatementLineItems [Line Items]
Opening Balance		784,098	784,098		784,098	556,074
Total granted during the period						312,886	556,074
Total forfeited/expired during the period						(84,862)
Exercised during the period			6,994
Closing Balance			777,104		784,098	784,098	556,074
Total exercised during the period			(6,994)
Advisor [member]
IfrsStatementLineItems [Line Items]
Opening Balance		344,055			344,055	312,362
Total granted during the period						31,693	312,362
Total forfeited/expired during the period					(16,913)
Exercised during the period					327,142
Closing Balance						344,055	312,362
Total exercised during the period					(327,142)
Reach [Member]
IfrsStatementLineItems [Line Items]
Opening Balance		45,794	45,794		45,794
Total granted during the period						45,794
Total forfeited/expired during the period
Exercised during the period
Closing Balance			45,794		45,794	45,794
Total exercised during the period
Eligible participants [member]
IfrsStatementLineItems [Line Items]
Opening Balance			630,729
Total granted during the period			1,247,810	[1]	630,729
Total forfeited/expired during the period			(77,500)
Exercised during the period			190,000	[1]
Closing Balance			1,611,039		630,729
Total exercised during the period			(190,000)	[1]
Over allotment options [Member]
IfrsStatementLineItems [Line Items]
Opening Balance
Total granted during the period					195,000
Total forfeited/expired during the period					(195,000)
Exercised during the period
Closing Balance
Total exercised during the period
Warrants [member]
IfrsStatementLineItems [Line Items]
Opening Balance			65,000
Total granted during the period					65,000
Total forfeited/expired during the period
Exercised during the period
Closing Balance			65,000		65,000
Total exercised during the period

[1]	Included in March 31,2025 is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.